Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of trade and other payables
(€ million)	December 31, 2022	December 31, 2021
Trade payables	19,527	16,795
Down payments and advances from joint ventures in exploration & production activities	606	552
Payables for purchase of non-current assets	2,561	1,732
Payables due to partners in exploration & production activities	1,235	1,188
Other payables	1,780	1,453
	25,709	21,720